Notes to the Consolidated Statement of Cash Flows as Restated - Summary of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Interest on lease liabilities	$ 142	$ 195	$ 199
Fair value loss of the convertible redeemable preferred shares		79,984
Conversion to ordinary shares		(240,434)
Convertible Redeemable Preferred Shares
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes from financing cash flows		160,450
Fair value loss of the convertible redeemable preferred shares		79,984
Conversion to ordinary shares		(240,434)
Other Payables to Related Parties
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance		4	4,688
Changes from financing cash flows		(4)	19,722
Non-cash transaction			(24,374)
Foreign exchange movement			(32)
Ending balance			4
Lease liabilities [member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	3,373	6,085	4,317
Additions of lease liabilities	678	(437)	6,840
Changes from financing cash flows	(1,419)	(2,602)	(5,056)
Disposal	(68)
Interest on lease liabilities	142	195	199
Interest paid classified as operating cash flows	(142)	(195)	(199)
Foreign exchange movement	(60)	327	(16)
Ending balance	$ 2,504	$ 3,373	$ 6,085